Fair value measurement (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement [Line Items]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ (1,850)	$ 867	$ 46
Own credit adjustments on financial liabilities designated at fair value	(1,287)	$ 556	$ (315)
Credit Suisse
Disclosure Of Fair Value Measurement [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ (974)